Annual Operating Expenses - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2024
Fidelity Advisor Founders Fund - Class Z
Operating Expenses:
Management fee	0.48%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%	[1]
Total annual operating expenses	0.61%
Fidelity Advisor Founders Fund - Class A
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%	[1]
Total annual operating expenses	1.02%
Fidelity Advisor Founders Fund - Class C
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.14%	[1]
Total annual operating expenses	1.77%
Fidelity Advisor Founders Fund - Class M
Operating Expenses:
Management fee	0.62%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.14%	[1]
Total annual operating expenses	1.26%
Fidelity Advisor Founders Fund - Class I
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%	[1]
Total annual operating expenses	0.70%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.22%, 0.24%, 0.17%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.